Reconciliation between our Effective Tax Rate from Continuing Operations and U.S. Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Federal income tax rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	4.10%	3.90%	3.70%
Changes in deferred tax valuation allowances	(0.30%)	(0.10%)	0.20%
Other	0.80%	0.20%	0.80%
Impact of noncontrolling interests primarily attributable to non-tax paying entities	(4.20%)	(4.00%)	(3.00%)
Effective tax rate	35.40%	35.00%	36.70%